FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Schedule of Exposure
	December 31	December 31
Exposure	2023	2022
Interest, refundable deposits, and other receivables	$595	$64
Restricted cash	872	852
Cash and cash equivalents	18,200	14,173
Total exposure	$19,667	$15,089

Schedule of Financial Assets and Liabilities
	December 31	December 31
	2023	2022
Financial assets:
Amounts receivable	$676	$108
Cash and cash equivalents and restricted cash	18,069	7,347
	18,745	7,455
Financial liabilities:
Non-current trade payables	(338)	(463)
Convertible notes	(18,884)	–
Current trade and other payables	(724)	(1,383)
Payables to related parties	(134)	(71)
	(20,080)	(1,917)
Net financial (liabilities) assets exposed to foreign currency risk	$(1,335)	$5,538